September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Technology and Private Equity Term Trust (BTX)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock Technology and Private Equity Term Trust (BTX)
(formerly known as BlackRock Innovation and Growth Term Trust (BIGZ))
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.3%
Archer Aviation, Inc., Class A(a)	297,603	$ 2,851,037
BWX Technologies, Inc.	45,961	8,473,830
Relativity Space, Inc.(a)(b)	30,412	31,324
		11,356,191
Automobiles — 1.1%
Tesla, Inc.(a)	22,587	10,044,891
Broadline Retail — 1.6%
MercadoLibre, Inc.(a)	6,263	14,636,255
Capital Markets — 1.0%
Bullish(a)(c)	44,826	2,851,382
Cboe Global Markets, Inc.	25,477	6,248,234
		9,099,616
Communications Equipment — 3.3%
Accton Technology Corp.	301,000	10,408,944
Lumentum Holdings, Inc.(a)	122,474	19,927,745
		30,336,689
Consumer Finance — 0.7%
SoFi Technologies, Inc.(a)	238,927	6,312,451
Diversified Consumer Services — 1.1%
Grammarly, Inc., (Acquired 11/17/21, Cost: $26,250,012)(a)(b)(d)	1,001,454	10,214,831
Electrical Equipment(a) — 1.7%
Doosan Enerbility Co. Ltd.	172,895	7,726,154
Siemens Energy AG	69,449	8,165,752
		15,891,906
Electronic Equipment, Instruments & Components — 5.4%
Celestica, Inc.(a)	95,898	23,627,349
Elite Material Co. Ltd.	164,000	6,637,281
Fabrinet(a)	52,507	19,145,102
		49,409,732
Entertainment — 6.3%
Konami Group Corp.	40,800	5,885,888
Nintendo Co. Ltd.	98,500	8,522,145
Spotify Technology SA(a)	26,990	18,839,020
Take-Two Interactive Software, Inc.(a)	58,117	15,015,108
Tencent Music Entertainment Group, ADR	400,616	9,350,377
		57,612,538
Financial Services — 0.5%
Chime Financial, Inc., Class A(a)	245,104	4,943,748
Independent Power and Renewable Electricity Producers — 1.1%
Talen Energy Corp.(a)	23,628	10,050,879
Interactive Media & Services — 0.4%
Patreon, Inc., (Acquired 08/19/21, Cost: $11,732,736)(a)(b)(d)	208,333	3,987,494
IT Services — 4.2%
Cloudflare, Inc., Class A(a)	61,838	13,269,816
NEC Corp.	232,800	7,451,716
Snowflake, Inc., Class A(a)(e)	79,388	17,905,963
		38,627,495
Security	Shares	Value
Life Sciences Tools & Services — 0.7%
Tempus AI, Inc., Class A(a)(c)	81,659	$ 6,590,698
Media(a) — 3.7%
MNTN, Inc., Class A(c)	419,134	7,774,936
Via 6m Lock Up	549,357	26,413,084
		34,188,020
Professional Services — 0.8%
Thomson Reuters Corp.	46,274	7,187,740
Semiconductors & Semiconductor Equipment — 23.9%
Advantest Corp.	165,900	16,414,594
Alchip Technologies Ltd.	94,000	10,798,252
Amkor Technology, Inc.	314,108	8,920,667
ASMPT Ltd.	820,700	8,654,680
Astera Labs, Inc.(a)	117,665	23,038,807
Credo Technology Group Holding Ltd.(a)	145,816	21,232,268
KLA Corp.	9,366	10,102,168
Monolithic Power Systems, Inc.	16,492	15,183,195
NVIDIA Corp.(e)	467,888	87,298,543
Tower Semiconductor Ltd.(a)	228,414	16,514,332
		218,157,506
Software(a) — 12.4%
AppLovin Corp., Class A	26,952	19,366,090
Databricks, Inc.(b)	100,000	15,000,000
Guidewire Software, Inc.	33,540	7,709,504
Palantir Technologies, Inc., Class A	50,253	9,167,152
Samsara, Inc., Class A	134,306	5,002,899
ServiceTitan, Inc., Class A(c)	39,342	3,966,854
SiteMinder Ltd.	812,939	3,874,366
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $2,999,997)(b)(d)	199,738	1,222,397
Snyk Ltd., Ordinary Shares, (Acquired 09/02/21, Cost: $25,961,537)(b)(d)	1,809,860	9,302,680
Synopsys, Inc.	21,113	10,416,943
Teya Services Ltd., (Acquired 11/16/21, Cost: $49,999,974)(b)(d)	25,742	8,421,495
Unity Software, Inc.	192,955	7,725,918
Via Transportation, Inc., Class A(c)	68,611	3,298,817
Xero Ltd.	81,983	8,554,524
		113,029,639
Technology Hardware, Storage & Peripherals — 2.3%
Asia Vital Components Co. Ltd.	212,000	6,895,652
Pure Storage, Inc., Class A(a)	163,785	13,726,821
		20,622,473
Total Common Stocks — 73.5% (Cost: $646,900,023)		672,300,792
Preferred Securities
Preferred Stocks — 26.4%(b)
Aerospace & Defense — 0.2%
SkySafe, Inc., Series B, (Acquired 12/02/21, Cost: $4,999,999)(a)(d)	909,438	1,318,685

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Technology and Private Equity Term Trust (BTX)
(formerly known as BlackRock Innovation and Growth Term Trust (BIGZ))
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets(a)(d) — 1.1%
Anchor Labs, Inc., Series D, (Acquired 11/24/21, Cost: $9,999,995)	428,785	$ 4,703,772
Varo Money, Inc., Series E, (Acquired 08/27/21, Cost: $40,000,001)	4,316,904	5,698,313
		10,402,085
Diversified Consumer Services — 0.4%
Grammarly, Inc., Series 3, (Acquired 11/17/21, Cost: $8,750,004)(a)(d)	333,818	3,404,944
Diversified Telecommunication Services — 0.9%
Discord, Inc., Series I, (Acquired 09/13/21, Cost: $17,999,912)(a)(d)	32,690	8,492,208
Entertainment — 0.9%
Under Canvas, Inc., Class A, (Acquired 08/19/21, Cost: $49,999,983)(a)(d)	2,172,486	8,385,796
Food Products — 0.0%
Motif Food Works, Inc., Series B, (Acquired 06/08/21, Cost: $30,832,343)(d)	1,972,240	176,318
Hotels, Restaurants & Leisure — 0.2%
Dapper Labs, Inc., Series 7, (Acquired 07/20/21, Cost: $29,999,946)(a)(d)	191,067	2,019,578
Interactive Media & Services — 0.9%
Patreon, Inc., Series D, (Acquired 07/14/21, Cost: $23,333,352)(a)(d)	416,667	7,975,006
IT Services — 0.5%
Wagestream Holdings Ltd., Series C, (Acquired 02/11/22, Cost: $4,354,304)(a)(d)	331,305	4,718,607
Semiconductors & Semiconductor Equipment(a) — 7.8%
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $39,999,990)(d)	1,525,192	62,609,131
Rivos, Inc., Series A1	2,997,684	8,873,145
		71,482,276
Software(d) — 13.5%
Anthropic PBC, Series F, (Acquired 08/18/25, Cost: $16,999,988)(a)	120,595	17,000,277
AnyRoad, Inc., Series B, (Acquired 12/07/21, Cost: $14,999,995)(a)	2,745,894	8,567,189
Bolt Financial, Inc., Series E, (Acquired 01/18/22, Cost: $0)(a)	898,024	9
Deepgram, Inc., Series B, (Acquired 10/22/21, Cost: $11,999,997)(a)	2,165,400	18,600,786
Dragos, Inc., Series D, (Acquired 09/28/21, Cost: $39,999,959)(a)	900,760	33,111,938
Genesys Cloud Services, Inc., (Acquired 11/24/21, Cost: $25,259,768)	3,916,230	14,098,428
Security	Shares	Value
Software (continued)
Open Space Labs, Inc., Series D, (Acquired 01/31/22, Cost: $15,000,003)(a)	1,687,916	$ 10,903,937
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $10,999,993)(a)	732,373	5,595,330
Snyk Ltd., Series F, (Acquired 09/02/21, Cost: $24,038,470)(a)	1,685,092	8,661,373
Validere Technologies, Inc., Series B, (Acquired 10/21/21, Cost: $10,000,000)(a)	4,684,060	6,651,365
		123,190,632
Specialty Retail — 0.0%
Super73, Inc., Series C-1, (Acquired 10/25/22, Cost: $12,000,000)(a)(d)	1,400,669	14
		241,566,149
Total Preferred Securities — 26.4% (Cost: $449,564,294)		241,566,149
Total Long-Term Investments — 99.9% (Cost: $1,096,464,317)		913,866,941
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(f)(g)(h)	8,571,351	8,575,637
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.01%(f)(g)	4,768,006	4,768,006
Total Short-Term Securities — 1.4% (Cost: $13,343,997)		13,343,643
Total Investments — 101.3% (Cost: $1,109,808,314)		927,210,584
Liabilities in Excess of Other Assets — (1.3)%		(12,275,600)
Net Assets — 100.0%		$ 914,934,984

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $265,841,901, representing 29.1% of its net assets as of period end, and an original cost of $558,512,258.

(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Technology and Private Equity Term Trust (BTX)
(formerly known as BlackRock Innovation and Growth Term Trust (BIGZ))

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 14,267,970	$ —	$ (5,692,339)(a)	$ 797	$ (791)	$ 8,575,637	8,571,351	$ 91,773 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	2,002,846	2,765,160 (a)	—	—	—	4,768,006	4,768,006	1,627,995	—
				$ 797	$ (791)	$ 13,343,643		$ 1,719,768	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 11,324,867	$ —	$ 31,324	$ 11,356,191
Automobiles	10,044,891	—	—	10,044,891
Broadline Retail	14,636,255	—	—	14,636,255
Capital Markets	9,099,616	—	—	9,099,616
Communications Equipment	19,927,745	10,408,944	—	30,336,689
Consumer Finance	6,312,451	—	—	6,312,451
Diversified Consumer Services	—	—	10,214,831	10,214,831
Electrical Equipment	—	15,891,906	—	15,891,906
Electronic Equipment, Instruments & Components	42,772,451	6,637,281	—	49,409,732
Entertainment	43,204,505	14,408,033	—	57,612,538
Financial Services	4,943,748	—	—	4,943,748
Independent Power and Renewable Electricity Producers	10,050,879	—	—	10,050,879
Interactive Media & Services	—	—	3,987,494	3,987,494
IT Services	31,175,779	7,451,716	—	38,627,495
Life Sciences Tools & Services	6,590,698	—	—	6,590,698
Media	7,774,936	26,413,084	—	34,188,020

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Technology and Private Equity Term Trust (BTX)
(formerly known as BlackRock Innovation and Growth Term Trust (BIGZ))

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Professional Services	$ 7,187,740	$ —	$ —	$ 7,187,740
Semiconductors & Semiconductor Equipment	182,289,980	35,867,526	—	218,157,506
Software	66,654,177	12,428,890	33,946,572	113,029,639
Technology Hardware, Storage & Peripherals	13,726,821	6,895,652	—	20,622,473
Preferred Securities
Preferred Stocks	—	—	241,566,149	241,566,149
Short-Term Securities
Money Market Funds	13,343,643	—	—	13,343,643
	$501,061,182	$136,403,032	$289,746,370	$927,210,584
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2024	$ 48,285,769	$ 394,763,266	$ 443,049,035
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	(25,940,425)	(25,940,425)
Net change in unrealized appreciation (depreciation)(a)	(65,105,557)	53,386,956	(11,718,601)
Purchases	65,000,009	16,999,988	81,999,997
Sales	—	(197,643,636)	(197,643,636)
Closing balance, as of September 30, 2025	$ 48,180,221	$ 241,566,149	$ 289,746,370
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025(a)	$ (65,105,557)	$ 14,934,850	$ (50,170,707)

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $22.
	Value	Valuation Approach	Unobservable Inputs(a)	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$48,180,221	Market	Revenue Multiple	1.05x - 18.91x	12.18x
			Gross Profit Multiple	8.25x	—
			Time to Exit	3.0 years - 5.0 years	3.1 years
			Volatility	80% - 80%	80%

Preferred Stock(a)	241,566,126	Market	Revenue Multiple	2.65x - 24.00x	9.70x
			Time to Exit	0.5 - 4.0 years	2.8 years
			Volatility	40% - 90%	64%
			Market Adjustment Multiple	0.85x - 1.10x	1.07x
	$289,746,348

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
(b)
The fund valued certain of its Level 3 Preferred Stock using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $4,718,607 as of September 30, 2025.

Portfolio Abbreviation
ADR	American Depositary Receipt
Schedule of Investments